UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Limited Duration Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Asset-Backed Securities	(000)		Value
	Sterling Bank Trust Series 2004-2 Class Note,
	2.081%, 3/30/30 (a)		$21,867	$1,120,701
	Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (a)		17,311	1,292,887
	Total Asset-Backed Securities - 0.4%			2,413,588
	Corporate Bonds
Aerospace & Defense - 0.6%	CHC Helicopter Corp., 7.375%, 5/01/14		1,715	1,781,456
	DRS Technologies, Inc., 6.875%, 11/01/13		330	331,650
	DRS Technologies, Inc., 7.625%, 2/01/18		310	322,400
	Hexcel Corp., 6.75%, 2/01/15		650	628,875
	TransDigm, Inc., 7.75%, 7/15/14		570	555,750
				3,620,131
Air Freight & Logistics - 0.1%	Park-Ohio Industries, Inc., 8.375%, 11/15/14		905	746,625
Airlines - 0.1%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		520	479,700
Auto Components - 0.4%	Allison Transmission, Inc., 11%, 11/01/15 (b)		70	63,350
	Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)		670	582,900
	Lear Corp., 8.75%, 12/01/16		1,575	1,244,250
	Metaldyne Corp., 10%, 11/01/13		1,000	410,000
				2,300,500
Automobiles - 0.1%	Ford Capital BV, 9.50%, 6/01/10		500	420,000
Building Products - 0.4%	CPG International I, Inc., 10.50%, 7/01/13		750	592,500
	Momentive Performance Materials, Inc.,
	11.50%, 12/01/16		2,590	1,994,300
				2,586,800
Capital Markets - 1.0%	E*Trade Financial Corp., 12.50%, 11/30/17 (b)		2,500	2,637,500
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)		2,651	2,283,174
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		977	831,492
	Marsico Parent Superholdco, LLC,
	14.50%, 1/15/18 (b)(c)		659	554,025
				6,306,191
Chemicals - 1.2%	American Pacific Corp., 9%, 2/01/15		1,100	1,064,250
	Ames True Temper, Inc., 6.791%, 1/15/12 (e)		2,085	1,657,575
	Huntsman LLC, 11.50%, 7/15/12		310	323,175
	Ineos Group Holdings Plc, 7.875%, 2/15/16 (b)	EUR	1,490	1,481,656
	Innophos, Inc., 8.875%, 8/15/14		$2,225	2,225,000
	Key Plastics LLC, 11.75%, 3/15/13 (b)		980	343,000
	Terra Capital, Inc. Series B, 7%, 2/01/17		115	113,562
				7,208,218
Commercial Services &	Casella Waste Systems, Inc., 9.75%, 2/01/13		2,000	1,980,000
Supplies - 1.7%	DI Finance Series B, 9.50%, 2/15/13		2,538	2,515,793
	FTI Consulting, Inc., 7.75%, 10/01/16		350	357,875
	Sally Holdings LLC, 10.50%, 11/15/16 (b)(f)		990	952,875
	Waste Services, Inc., 9.50%, 4/15/14		2,065	2,075,325
	West Corp., 11%, 10/15/16 (f)		3,595	2,858,025
				10,739,893

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Communications	Nortel Networks Ltd., 7.041%, 7/15/11 (e)	$1,970	$1,856,725
Equipment - 0.3%
Containers & Packaging - 0.8%	Berry Plastics Holding Corp., 6.651%, 9/15/14 (e)	510	374,850
	Berry Plastics Holding Corp., 8.875%, 9/15/14	910	728,000
	Crown Americas LLC, 7.75%, 11/15/15	885	913,762
	Impress Holdings BV, 5.916%, 9/15/13 (b)(e)	1,370	1,212,450
	Pregis Corp., 12.375%, 10/15/13	2,020	1,939,200
			5,168,262
Diversified Financial Services -	Ford Motor Credit Co., 7.375%, 2/01/11	2,800	2,256,979
1.4%	Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (e)	565	409,632
	Ford Motor Credit Co. LLC, 7.241%, 4/15/12 (e)	60	56,971
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	1,665	1,250,487
	GMAC LLC, 6.875%, 8/28/12	2,735	1,716,483
	Structured Asset Repackaged Trust, 3.761%, 1/21/10	3,068	3,022,099
			8,712,651
Diversified Telecommunication	Cincinnati Bell, Inc., 7.25%, 7/15/13	1,420	1,370,300
Services - 3.1%	Deutsche Telekom International Finance BV,
	8%, 6/15/10 (f)	5,000	5,279,240
	Qwest Communications International, Inc.,
	6.176%, 2/15/09 (e)	1,364	1,350,360
	Qwest Communications International, Inc.,
	7.50%, 2/15/14	3,595	3,316,387
	Qwest Corp., 6.026%, 6/15/13 (e)(f)	3,000	2,782,500
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	1,500	1,552,500
	Windstream Corp., 8.125%, 8/01/13 (f)	2,340	2,363,400
	Windstream Corp., 8.625%, 8/01/16	1,060	1,073,250
			19,087,937
Electric Utilities - 0.6%	Edison Mission Energy, 7.50%, 6/15/13	590	592,950
	Elwood Energy LLC, 8.159%, 7/05/26	149	143,601
	Midwest Generation LLC Series B, 8.56%, 1/02/16	2,676	2,762,490
			3,499,041
Electrical Equipment - 0.6%	Superior Essex Communications LLC, 9%, 4/15/12	3,765	3,840,300
Electronic Equipment &	Sanmina-SCI Corp., 6.75%, 3/01/13	315	280,350
Instruments - 0.4%	Sanmina-SCI Corp., 8.125%, 3/01/16 (f)	2,560	2,278,400
			2,558,750
Energy Equipment & Services -	Compagnie Generale de Geophysique-Veritas,
0.2%	7.50%, 5/15/15	255	252,450
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17	420	416,850
	Grant Prideco, Inc. Series B, 6.125%, 8/15/15 (f)	380	377,050
	North American Energy Partners, Inc., 8.75%, 12/01/11	270	271,350
	SemGroup LP, 8.75%, 11/15/15 (b)(g)(h)	1,240	167,400
			1,485,100
Food & Staples Retailing - 0.5%	Rite Aid Corp., 7.50%, 3/01/17 (f)	3,440	2,786,400
Gas Utilities - 0.2%	El Paso Natural Gas Co., 8.375%, 6/15/32	400	438,266
	Targa Resources, Inc., 8.50%, 11/01/13	725	688,750
			1,127,016

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Health Care Equipment &	Biomet, Inc., 10%, 10/15/17	$500	$537,500
Supplies - 1.3%	Biomet, Inc., 10.375%, 10/15/17 (c)	500	527,500
	Biomet, Inc., 11.625%, 10/15/17	670	707,688
	ReAble Therapeutics Finance LLC,
	10.875%, 11/15/14 (b)(f)	6,420	6,420,000
			8,192,688
Health Care Providers &	Tenet Healthcare Corp., 6.50%, 6/01/12	1,985	1,927,931
Services - 0.7%	Viant Holdings, Inc., 10.125%, 7/15/17 (b)	2,948	2,491,060
			4,418,991
Hotels, Restaurants & Leisure -	American Real Estate Partners LP,
2.2%	8.125%, 6/01/12 (f)	5,860	5,596,300
	American Real Estate Partners LP, 7.125%, 2/15/13	1,480	1,324,600
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(g)(h)	1,344	967,680
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (b)	5,695	4,299,725
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)	1,790	1,120,988
	Tropicana Entertainment LLC Series WI,
	9.625%, 12/15/14 (g)(h)	775	209,250
	Wynn Las Vegas LLC, 6.625%, 12/01/14	100	90,500
			13,609,043
Household Durables - 0.0%	Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (c)(g)(h)(i)	200	0
IT Services - 1.0%	First Data Corp., 9.875%, 9/24/15 (b)	270	238,950
	iPayment, Inc., 9.75%, 5/15/14	950	795,625
	iPayment Investors LP, 12.75%, 7/15/14 (b)(c)	4,205	4,180,686
	SunGard Data Systems, Inc., 9.125%, 8/15/13	790	807,775
			6,023,036
Independent Power Producers &	The AES Corp., 8.75%, 5/15/13 (b)	2,803	2,908,113
Energy Traders - 0.7%	NRG Energy, Inc., 7.25%, 2/01/14	210	204,750
	NRG Energy, Inc., 7.375%, 2/01/16	1,185	1,149,450
			4,262,313
Industrial Conglomerates - 1.2%	Sequa Corp., 11.75%, 12/01/15 (b)	3,210	2,792,700
	Sequa Corp., 13.50%, 12/01/15 (b)(c)	4,810	4,365,481
			7,158,181
Leisure Equipment &	Quiksilver, Inc., 6.875%, 4/15/15	575	451,375
Products - 0.1%
Machinery - 1.0%	AGY Holding Corp., 11%, 11/15/14	1,700	1,521,500
	Accuride Corp., 8.50%, 2/01/15	850	578,000
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)	3,125	2,453,125
	Synventive Molding Solutions Sub-Series A, 14%, 1/14/11	600	270,000
	Terex Corp., 8%, 11/15/17	1,085	1,060,587
			5,883,212
Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	676	660,790
Media - 6.9%	Affinion Group, Inc., 10.125%, 10/15/13	1,975	1,984,875
	Affinion Group, Inc., 11.50%, 10/15/15	850	845,750
	CMP Susquehanna Corp., 9.875%, 5/15/14	2,425	1,527,750
	Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (e)	800	805,000
	Charter Communications Holdings I, LLC, 11%, 10/01/15	865	655,238
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10	3,420	3,255,388

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Comcast Cable Communications LLC,
	6.875%, 6/15/09 (f)	$6,685	$6,851,376
	Dex Media West LLC, 9.875%, 8/15/13	1,650	1,295,250
	DirecTV Holdings LLC, 5.25%, 3/15/13	500	516,250
	EchoStar DBS Corp., 5.75%, 10/01/08	2,800	2,803,500
	EchoStar DBS Corp., 7%, 10/01/13	200	190,000
	EchoStar DBS Corp., 7.125%, 2/01/16	200	184,500
	Network Communications, Inc., 10.75%, 12/01/13	1,520	1,147,600
	Nielsen Finance LLC, 4.734%, 8/01/14	3,825	3,853,688
	ProtoStar I Ltd., 12.50%, 10/15/12 (b)(e)(j)	3,345	3,244,435
	R.H. Donnelley Corp., 11.75%, 5/15/15 (b)	2,443	1,807,690
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)	925	935,406
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)	3,134	3,318,122
	Salem Communications Corp., 7.75%, 12/15/10	2,000	1,715,000
	Sinclair Broadcast Group, Inc. Class A, 4.875%, 7/15/18 (j)	460	422,625
	Sirius Satellite Radio, Inc., 9.625%, 8/01/13	185	151,700
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	4,500	3,960,000
	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)	1,575	1,023,750
			42,494,893
Metals & Mining - 1.2%	AK Steel Corp., 7.75%, 6/15/12	2,200	2,255,000
	Freeport-McMoRan Copper & Gold, Inc.,
	5.883%, 4/01/15 (e)	1,495	1,502,206
	Freeport-McMoRan Copper & Gold, Inc.,
	8.375%, 4/01/17 (f)	3,495	3,661,013
			7,418,219
Multiline Retail - 0.7%	JC Penny Corp. Inc., 8%, 3/01/10 (f)	4,400	4,532,207
	Neiman Marcus Group, Inc., 9%, 10/15/15 (c)	73	71,357
			4,603,564
Oil, Gas & Consumable Fuels -	Berry Petroleum Co., 8.25%, 11/01/16	550	541,750
2.1%	Chaparral Energy, Inc., 8.50%, 12/01/15	1,210	1,043,625
	Chesapeake Energy Corp., 6.375%, 6/15/15	650	614,250
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	700	682,500
	EXCO Resources, Inc., 7.25%, 1/15/11	495	490,050
	Encore Acquisition Co., 6%, 7/15/15	250	226,250
	OPTI Canada, Inc., 8.25%, 12/15/14	1,990	2,004,925
	Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,650	1,716,000
	Sabine Pass LNG LP, 7.50%, 11/30/16	1,515	1,302,900
	SandRidge Energy, Inc., 6.416%, 4/01/14 (b)(e)	1,500	1,472,302
	SandRidge Energy, Inc., 8.625%, 4/01/15 (b)(c)	1,500	1,513,125
	Whiting Petroleum Corp., 7.25%, 5/01/12	160	157,200
	Whiting Petroleum Corp., 7.25%, 5/01/13	1,390	1,358,725
			13,123,602
Paper & Forest Products - 0.5%	Bowater, Inc., 5.776%, 3/15/10 (e)	670	549,400
	Domtar Corp., 7.875%, 10/15/11	140	139,650
	Domtar Corp., 7.125%, 8/15/15	300	282,000
	NewPage Corp., 9.051%, 5/01/12 (e)	1,500	1,425,000

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	NewPage Corp., 10%, 5/01/12	$665	$636,738
	NewPage Corp., 12%, 5/01/13	200	191,500
			3,224,288
Real Estate Investment Trusts	Rouse Co. LP, 5.375%, 11/26/13 (f)	2,000	1,537,874
(REITs) - 0.2%
Semiconductors &	Amkor Technology, Inc., 7.75%, 5/15/13	2,063	1,887,645
Semiconductor Equipment -	Amkor Technology, Inc., 9.25%, 6/01/16	310	293,725
0.7%	Freescale Semiconductor, Inc., 8.875%, 12/15/14	940	796,650
	Freescale Semiconductor, Inc., 9.125%, 12/15/14 (c)	1,305	1,057,050
			4,035,070
Software - 0.0%	BMS Holdings, Inc., 9.954%, 2/15/12 (b)(c)(e)	491	304,597
Specialty Retail - 2.5%	AutoNation, Inc., 4.791%, 4/15/13 (e)	690	569,250
	AutoNation, Inc., 7%, 4/15/14	690	594,263
	General Nutrition Centers, Inc., 7.199%, 3/15/14 (c)(e)	2,250	1,868,190
	General Nutrition Centers, Inc., 10.75%, 3/15/15	1,880	1,583,900
	Group 1 Automotive, Inc., 8.25%, 8/15/13 (f)	5,000	4,550,000
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	1,475	980,875
	Michaels Stores, Inc., 10%, 11/01/14 (f)	1,895	1,520,737
	Michaels Stores, Inc., 11.375%, 11/01/16 (f)	1,565	1,103,325
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13	3,500	2,800,000
			15,570,540
Tobacco - 0.2%	Reynolds American, Inc., 7.625%, 6/01/16	1,000	1,033,397
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14	270	264,600
Services - 1.2%	Digicel Group Ltd., 8.875%, 1/15/15 (b)	1,120	1,033,200
	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)	2,467	2,232,635
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	360	349,200
	Nordic Telephone Co. Holdings ApS,
	8.875%, 5/01/16 (b)	3,850	3,715,250
			7,594,885
	Total Corporate Bonds - 38.2%		236,130,798
	Foreign Government Obligations
	Colombia Government International Bond,
	9.75%, 4/23/09 (f)	5,000	5,217,500
	Peru Government International Bond,
	8.375%, 5/03/16 (f)	4,871	5,723,425
	Turkey Government International Bond, 7%, 9/26/16	5,093	5,131,197
	Total Foreign Government Obligations - 2.6%		16,072,122
	U.S. Government Agency Mortgage-Backed Securities
	Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 8/15/23 - 9/15/23 (k)	121,000	118,717,208
	5.50%, 12/01/28 - 11/01/33 (l)	7,840	7,719,772
	Total U.S. Government Agency Mortgage-Backed
	Securities - 20.4%		126,436,980

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)		Value
Aerospace & Defense - 1.0%	Avio Holding SpA Term Loan B, 6.377%, 9/25/14		$500	$455,357
	Avio Holding SpA Term Loan C, 5.213%, 9/25/15		500	455,357
	Hawker Beechcraft Acquisition Co. LLC Letter of Credit,
	4.801%, 3/31/14		255	237,419
	Hawker Beechcraft Acquisition Co. LLC Term Loan B,
	4.801%, 3/31/14		4,581	4,258,658
	IAP Worldwide Services, Inc. Term Loan,
	8.25%, 12/31/12		582	461,131
	Wesco Aircraft Hardware Corp. First Lien
	Term Loan, 5.06%, 9/25/13		486	464,977
				6,332,899
Airlines - 0.3%	US Airways Group, Inc. Term Loan B, 4.963%, 3/22/14		2,970	1,933,470
Auto Components - 1.0%	Allison Transmission Term Loan B,
	5.21% - 5.47%, 8/07/14		4,132	3,693,854
	Delphi Automotive Systems Delay Draw Term Loan,
	8.50%, 12/31/08		79	69,805
	Delphi Automotive Systems Term Loan,
	8.50%, 12/31/08		771	685,420
	Mark IV Industries First Lien Term Loan,
	7.08% - 8.26%, 6/01/11		864	613,093
	Metaldyne Corp. Letter of Credit,
	6.563% - 9.07%, 1/15/12		98	60,644
	Metaldyne Corp. Term Loan B, 6.50%, 1/11/14		667	412,381
	Motorsport Aftermarket Group Term Loan B,
	5.301%, 11/03/13		493	344,750
				5,879,947
Beverages - 0.3%	Culligan International Second Lien Term Loan,
	9.197% - 9.615%, 5/25/13	EUR	1,500	1,169,883
	Le-Nature's, Inc. Term Loan B, 9.50%, 12/28/12 (g)(h)		$1,000	570,000
				1,739,883
Biotechnology - 0.1%	Talecris Biotherapeutics, Inc. First Lien Term Loan,
	6.18%, 11/13/14		995	912,866
Building Products - 1.4%	Armstrong World Term Loan B, 4.208%, 10/02/13		195	190,143
	Building Material Corp. of America First Lien Term Loan,
	5.438% - 5.563%, 2/22/14		2,463	2,119,490
	Custom Building Products Second Lien Term Loan,
	7.801%, 4/29/12		1,500	1,177,500
	Lafarge Roofing SA Term Loan B, 4.608%, 5/01/15		278	155,715
	Lafarge Roofing SA Term Loan B, 6.856%, 5/01/15	EUR	1,021	889,630
	Lafarge Roofing SA Term Loan C, 4.858%, 5/01/16		$285	159,461
	Lafarge Roofing SA Term Loan C, 7.106%, 5/01/16	EUR	1,019	887,838
	Momentive Performance Materials, Inc. Term Loan B,
	4.75%, 12/04/13		$968	883,255

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)		Value
	Momentive Performance Materials, Inc. Term Loan B,
	6.621%, 12/04/13	EUR	1,000	$1,337,566
	United Subcontractors Inc. First Lien Term Loan,
	7.25% - 8.14%, 12/27/12		$1,812	1,059,746
				8,860,344
Capital Markets - 0.1%	Marsico Parent Co., LLC Term Loan B,
	5.75% - 7%, 11/14/14		498	422,875
Chemicals - 4.0%	BOC Edwards Ltd. Term Loan B, 4.644%, 5/21/14		495	415,800
	Brenntag AG Term Loan B, 6.793%, 11/24/37	EUR	500	712,775
	Cognis Deutschland Term Loan A, 6.961%, 11/17/13		803	1,148,051
	Cognis Deutschland Term Loan B, 6.961%, 11/16/13		197	281,155
	Flint Group Term Loan B, 4.88%, 5/30/15		$2,000	1,660,000
	Huish Detergents, Inc. First Lien Term Loan,
	4.81%, 4/15/14		1,250	1,140,625
	ISP Chemco Term Loan B, 4% - 4.25%, 5/25/14		1,485	1,360,012
	Ineos Group Plc Term Loan A, 4.88% - 4.90%, 2/20/13		1,016	873,371
	Ineos Group Plc Term Loan B, 4.885%, 2/20/15		1,715	1,423,450
	Ineos Group Plc Term Loan C, 5.385%, 2/20/14		1,715	1,423,450
	Invista Term Loan B1, 4.301%, 4/29/11		1,274	1,203,562
	Invista Term Loan B2, 4.301%, 4/29/11		675	637,977
	Lucite International Finance Plc,
	13.96%, 7/03/14 (c)	EUR	1,105	1,046,846
	PQ Corp. First Lien Term Loan, 5.92% - 6.05%, 5/29/15		$4,000	3,737,500
	PQ Corp. Second Lien Term Loan, 9.30%, 5/29/16		3,250	2,811,250
	Rockwood Specialties Group, Inc. Tranche D Term Loan,
	4.299%, 12/10/12		966	927,089
	Solutia, Inc. Term Loan, 8.50%, 2/28/14		1,000	948,750
	Viridian Group Plc Term Loan, 8.744%, 4/20/12	EUR	894	1,233,656
	Viridian Group Plc Term Loan, 9.654%, 12/21/12	GBP	900	1,572,101
				24,557,420
Commercial Services &	ARAMARK Corp. Letter of Credit, 5.025%, 1/30/14		$184	175,357
Supplies - 1.8%	ARAMARK Corp. Term Loan B, 4.676%, 1/30/14		2,907	2,760,233
	Brickman Group, Inc. Term Loan, 4.801%, 1/30/14		1,234	1,117,109
	EnviroSolutions Term Loan B, 11.50%, 7/01/12		500	450,000
	Euramax International Plc Second Lien Term Loan,
	10.791%, 6/21/13		83	56,368
	Euramax International Plc Second Lien Term Loan,
	10.791%, 6/29/13		167	113,632
	Kion GmbH Term Loan B, 4.563%, 3/04/15		250	217,232
	Kion GmbH Term Loan C, 5.063% 3/04/16		250	217,232
	Language Line Services Term Loan B1, 6.06%, 11/14/11		729	681,863
	Sirva Worldwide Tranche B Term Loan,
	6.21%, 12/01/10 (g)(h)		644	305,978

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)		Value
	Synagro Technologies, Inc. Term Loan B,
	4.69% - 4.81%, 3/31/14		$2,743	$2,304,181
	West Corp. Term Loan, 4.838% - 5.171%, 10/31/13		2,955	2,647,117
				11,046,302
Communications Equipment -	Alltel Corp. Term Loan B2, 5.564%, 5/16/15		1,744	1,721,605
1.4%	Alltel Corp. Term Loan B3, 5.208%, 5/18/15		5,219	5,189,649
	SafeNet, Inc. First Lien Term Loan, 5.788%, 4/12/14		1,980	1,712,700
				8,623,954
Computers & Peripherals - 0.6%	Intergraph Corp. Second Lien Term Loan,
	8.646%, 11/17/14		750	718,594
	Intergraph Corp. Term Loan, 4.646%, 5/15/14		1,431	1,356,907
	Reynolds and Reynolds Co. First Lien Term Loan,
	4.801%, 10/31/12		1,930	1,787,619
				3,863,120
Construction & Engineering -	Brand Energy & Infrastructure Services, Inc. Term Loan B,
0.2%	5.063%, 2/15/14		993	905,940
	Brand Energy & Infrastructure Services, Inc. Term Loan B,
	8.688% - 8.813%, 2/15/15		500	457,500
				1,363,440
Containers & Packaging - 1.2%	Atlantis Plastics Second Lien Term
	Loan, 12.25%, 3/22/12 (g)(h)		250	43,750
	Consolidated Container Co. LLC Second Lien Term Loan,
	7.963% - 8.296%, 10/15/14		350	176,750
	Graham Packaging Co. LP Term
	Loan B, 5% - 5.063%, 4/15/11		2,095	1,992,580
	Graphic Packaging International Corp. Term Loan B, 5.535%
	- 5.67%, 5/16/14		2,363	2,266,754
	Mivisa Envases SAU Term Loan B, 7.087%, 6/03/15	EUR	1,000	1,353,944
	Smurfit-Stone Container Corp. Deposit Account,
	4.913%, 11/01/10		$568	548,329
	Solo Cup Co. Term Loan, 5.97% - 6.14%, 2/27/11		1,204	1,170,507
				7,552,614
Distributors - 0.2%	Keystone Automotive Operations, Inc. Term Loan B,
	5.966% - 6.234%, 1/15/12		1,434	1,118,232
Diversified Consumer	Coinmach Laundry Corp. Term Loan B, 5.70%, 11/15/14		4,738	4,347,202
Services - 0.7%
Diversified Financial Services -	JG Wentworth Manufacturing First Lien Term Loan,
0.7%	5.051%, 4/03/14		4,000	3,260,000
	JG Wentworth Manufacturing Term Loan B,
	5.051%, 4/15/14		400	326,000
	Professional Services Term Loan, 5.22%, 10/31/12		752	676,849
				4,262,849
Diversified Telecommunication	Country Road Communications Second Lien Term Loan,
Services - 1.5%	10.42%, 7/15/13		500	485,000
	Eircom Group Plc Term Loan B, 6.856%, 8/14/14	EUR	2,000	2,855,905
	Eircom Group Plc Term Loan C, 6.606%, 8/14/13		2,000	2,856,014
	Hawaiian Telcom Term Loan C, 5.301%, 5/25/14		$648	508,512

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)		Value
	Time Warner Telecom Term Loan B, 4.47%, 2/23/14		$2,023	$1,931,121
	Wind Telecomunicazione SpA Term Loan A,
	6.221% - 6.89%, 9/22/12	EUR	653	949,795
				9,586,347
Electric Utilities - 0.2%	TPF Generation Holdings LLC First Lien Term Loan, 4.801%,
	11/28/13		$743	712,805
	TPF Generation Holdings LLC Letter of Credit,
	4.696%, 11/28/13		151	144,427
	TPF Generation Holdings LLC Revolving Credit,
	6.83%, 11/28/13		47	45,275
				902,507
Electrical Equipment - 0.4%	Electrical Components International Holdings Second Lien
	Term Loan, 9.46%, 5/05/14		500	225,000
	Generac Power Systems, Inc. First Lien Term Loan, 5.288%,
	11/15/13		1,479	1,178,316
	Sensus Metering Systems, Inc. Term Loan B-1,
	4.46% - 4.786%, 12/17/10		1,057	987,848
	Sensus Metering Systems, Inc. Term Loan B-2,
	4.46%, 12/19/10		27	25,458
				2,416,622
Electronic Equipment &	Deutsch Connectors Term Loan B, 5.384%, 7/27/14		34	30,996
Instruments - 0.9%	Deutsch Connectors Term Loan B2, 5.384%, 7/27/14		457	414,242
	Deutsch Connectors Term Loan C, 5.634%, 7/27/15		852	772,825
	Flextronics International Ltd. Delay Draw Term Loan,
	5.046%, 10/01/14		223	201,451
	Flextronics International Ltd. Delay Draw Term Loan,
	5.041%, 10/05/14		886	799,254
	Flextronics International Ltd. Term Loan B,
	5.038% - 5.041%, 10/05/12		3,099	2,843,134
	Flextronics International Ltd. Term Loan B,
	5.038% - 5.041%, 10/01/14		760	685,800
				5,747,702
Energy Equipment & Services -	Dresser, Inc. First Lien Term Loan,
0.8%	4.713% - 5.213%, 5/15/14		3,432	3,286,493
	MEG Energy Corp. Term Loan B, 4.80%, 4/03/13		489	467,062
	Trinidad Energy Services Term Loan, 4.971%, 4/15/11		1,466	1,385,606
				5,139,161
Food & Staples Retailing - 2.2%	Advantage Sales & Marketing Term Loan B,
	4.46% - 4.81%, 4/15/13		973	907,539
	Alliance Boots Plc Term Loan B, 8.1104%, 7/09/15	GBP	4,000	7,056,492
	Bolthouse Farms, Inc. First Lien Term Loan,
	5.063%, 11/29/12		$975	939,656
	DS Waters LP Term Loan B, 6.471%, 3/31/12		500	465,000
	Dole Food Co., Inc. Letter of Credit, 4.788%, 4/12/13		280	257,358
	Dole Food Co., Inc. Term Loan B, 4.75% - 6%, 4/12/13		521	479,747

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Dole Food Co., Inc. Term Loan C, 4.813% - 6%, 3/31/13		$2,050	$1,886,754
	Sturm Foods, Inc. First Lien Term Loan,
	5.375%, 1/22/14		1,355	1,131,670
	Sturm Foods, Inc. First Lien Term Loan,
	8.875%, 1/30/14 (c)		500	417,500
	Sturm Foods, Inc. Second Lien Term Loan,
	8.875%, 11/12/37		500	306,667
				13,848,383
Food Products - 1.1%	Eight O'Clock Coffee First Lien Term Loan, 5.25%, 7/21/12		1,813	1,740,696
	Michael Foods Term Loan B, 5.194% - 6.845%, 11/21/10		2,167	2,123,436
	OSI Industries Term Loan B, 4.801%, 9/02/11		1,444	1,418,484
	OSI Industries Term Loan B, 4.801%, 9/02/11		1,444	1,418,484
				6,701,100
Health Care Equipment &	Biomet, Inc. Term Loan B, 5.801%, 3/25/14		4,466	4,378,787
Supplies - 1.2%	ReAble Therapeutics Finance LLC Term Loan,
	5.463%, 5/14/14		2,488	2,406,656
	Select Medical Term Loan B, 4.63% - 6%, 2/24/12		965	896,710
				7,682,153
Health Care Providers &	CCS Medical First Lien Term Loan, 6.06%, 10/31/12		840	692,649
Services - 2.3%	Community Health Systems, Inc. Term Loan B,
	4.71% - 4.899%, 7/25/14		8,188	7,746,889
	Health Management Associates, Inc. Term Loan B,
	4.71%, 1/15/14		886	817,587
	HealthSouth Corp. Term Loan B, 5.29%, 3/12/14		801	754,144
	PTS Cardinal Health Term Loan B, 7.205%, 11/19/37	EUR	1,980	2,717,871
	Surgical Care Affiliates Term Loan B, 5.051%, 12/26/14		$1,987	1,748,961
				14,478,101
Health Care Technology - 0.2%	Misys Hospital Systems, Inc. Term Loan B,
	5.72% - 6.051%, 10/11/14		1,493	1,395,488
Hotels, Restaurants &	Green Valley Ranch Gaming LLC Term Loan,
Leisure - 2.4%	4.644% - 4.801%, 1/29/12		476	374,906
	Green Valley Ranch Gaming LLC Term Loan,
	5.894%, 8/30/14		1,500	870,000
	Harrah's Entertainment, Inc. Term Loan B2,
	5.80% - 5.801%, 1/29/15		698	618,201
	Harrah's Entertainment, Inc. Term Loan B3,
	5.80% - 5.801%, 1/29/15		810	714,270
	Harrah's Operating Term Loan B,
	5.80% - 5.801%, 1/31/15		554	489,063
	MotorCity Casino Term Loan B, 4.808%, 7/21/12		1,665	1,523,562
	OSI Restaurant Partners, Inc. Revolving Credit,
	4.846%, 5/15/14		39	32,432
	OSI Restaurant Partners, Inc. Term Loan B,
	5.125%, 5/15/14		403	334,868

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Penn National Gaming, Inc. Term Loan B,
	4.21% - 4.55%, 10/03/12		$4,046	$3,873,930
	QCE LLC First Lien Term Loan, 4.813%, 5/05/13		1,960	1,658,160
	Travelport, Inc. Standby Letter of Credit,
	5.051%, 8/31/13		29	24,249
	Travelport, Inc. Term Loan,
	9.793%, 3/20/12 (c)		4,216	2,740,546
	Travelport, Inc. Term Loan B, 4.713%, 8/31/13		145	120,851
	Venetian Macau US Finance Co. LLC Delay Draw Term
	5.06%, 4/11/13		362	347,879
	Venetian Macau US Finance Co. LLC Term Loan Revolving
	5.06%, 5/26/11		638	614,442
	Wembley, Inc. First Lien Term Loan,
	6.63% - 7.19%, 8/12/12		491	363,636
				14,700,995
Household Durables - 0.4%	Berkline Corp. First Lien Term Loan,
	6.578%, 11/10/11 (i)		95	4,735
	Jarden Corp. Term Loan B3, 5.301%, 1/24/12		995	915,377
	Visant Holding Corp. Term Loan C, 5.171%, 10/04/11		385	375,091
	Yankee Candle Co., Inc. Term Loan B,
	4.49% - 4.81%, 2/06/14		1,000	898,333
				2,193,536
Household Products - 0.2%	Central Garden & Pet Term Loan B, 3.97%, 9/30/12		1,082	951,793
IT Services - 2.5%	Affiliated Computer Services Term Loan B, 4.46%, 3/20/13		732	707,484
	Amadeus Global Travel Distribution SA Term Loan B,
	6.45%, 6/30/13	EUR	307	407,506
	Amadeus Global Travel Distribution SA Term Loan B-4,
	6.45%, 6/30/13		186	246,776
	Amadeus Global Travel Distribution SA Term Loan C,
	6.95%, 6/30/14		307	407,506
	Amadeus Global Travel Distribution SA Term Loan C-4,
	6.95%, 6/30/14		186	246,776
	Audio Visual Services Corp. Second Lien Term Loan,
	8.31%, 9/15/14		$1,000	890,000
	Ceridian Corp. Term Loan, 5.456%, 11/07/14		3,500	3,255,000
	First Data Corp. Term Loan B, 5.211% - 5.551%, 9/24/14		3,701	3,401,767
	First Data Corp. Term Loan B2, 5.403%, 9/24/14		1,250	1,148,829
	First Data Corp. Term Loan B3, 5.403%, 9/24/14		850	780,634
	RedPrairie Corp. First Lien Term Loan,
	5.688% - 7%, 7/17/12		689	647,384
	SunGard Data Systems, Inc. Term Loan B, 4.508%, 2/28/14		2,426	2,282,151
	Verifone, Inc. Term Loan B, 5.65%, 2/28/13		930	888,150
				15,309,963
Independent Power Producers	The AES Corp. Term Loan, 5.17% - 7%, 8/10/11		429	420,000
Energy Traders - 1.7%	TXU Corp. Term Loan B-2, 5.96% - 6.478%, 10/14/29		2,978	2,797,787
	TXU Corp. Term Loan B-3, 6.234% - 6.478%, 10/10/14		7,306	6,839,319
				10,057,106

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
Industrial Conglomerates - 0.1%	Trimas Corp. Letter of Credit, 4.803%, 8/02/11	$94	$83,906
	Trimas Corp. Term Loan B, 4.71% - 5.045%, 8/02/13	399	357,231
			441,137
Insurance - 0.3%	Conseco Term Loan B, 4.463%, 10/10/13	737	642,935
	Sedgwick Claims Management Service, Inc.
	Term Loan B, 5.051%, 3/03/13	1,070	1,013,807
			1,656,742
Internet & Catalog Retail - 0.2%	FTD Flowers Term Loan, 4.213%, 7/28/13	608	590,245
	Oriental Trading First Lien Term Loan,
	4.72% - 4.90%, 7/31/13	956	778,822
			1,369,067
Leisure Equipment & Products -	24 Hour Fitness Term Loan B, 4.97%, 6/08/12	978	918,850
0.1%
Life Sciences Tools &	Quintiles Transnational Term Loan B, 4.81%, 3/21/13	977	927,403
Services - 0.2%
Machinery - 1.5%	Blount, Inc. US Term Loan B, 4.221%, 8/09/10	726	700,302
	Lincoln Industrials Second Lien Term Loan,
	8.21%, 12/18/14	1,500	1,380,000
	NACCO Materials Handling Group Term Loan B,
	4.463% - 6%, 3/21/13	490	436,100
	Navistar International Transportation Corp. Revolving
	Credit, 5.903% - 6.046%, 6/30/12	1,000	921,250
	Navistar International Transportation Corp. Term Loan,
	6.0463% - 6.292%, 6/30/12	2,750	2,533,438
	OshKosh Truck Corp. Term Loan B,
	4.21% - 4.43%, 11/30/13	2,444	2,225,340
	Standard Steel Delay Draw Term Loan,
	4.97% - 6.50%, 6/21/12	83	75,075
	Standard Steel First Lien Term Loan,
	5.31%, 6/21/12	408	371,583
	Wastequip Delay Draw Term Loan, 5.051%, 1/17/13	287	230,284
	Wastequip Term Loan B, 5.051%, 1/17/13	683	546,924
			9,420,296
Marine - 0.4%	Dockwise Shipping BV Term Loan B, 5.176%, 4/26/15	1,489	1,362,214
	Dockwise Shipping BV Term Loan C, 5.675%, 4/26/16	1,489	1,362,214
			2,724,428
Media - 14.2%	Acosta, Inc. Term Loan, 4.72%, 2/28/14	980	913,850
	Affinion Group, Inc. Term Loan, 9.267%, 1/31/12	500	405,000
	Affinion Group, Inc. Term Loan, 9.267%, 3/01/12	500	405,000
	Alix Partners Term Loan B, 4.79%, 10/30/13	1,446	1,359,277
	Atlantic Broadband Finance Term Loan B, 5.06%, 2/27/14	980	939,258
	Cablevision Systems Corp. Term Loan B, 4.206%, 3/23/13	2,910	2,754,193
	Catalina Marketing Group Term Loan, 5.801%, 10/01/14	2,977	2,781,459
	Cequel Communications LLC Term Loan B,
	4.685% - 6%, 11/05/13	7,416	6,875,070

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)		Value
	Charter Communications, Inc. Term Loan B,
	4.80%, 11/23/37		$3,970	$3,486,982
	Choice Cable Second Lien Term Loan, 10.313%, 1/28/12		692	553,846
	Cinemark Term Loan, 4.43% - 4.93%, 10/05/13		1,105	1,038,994
	Clarke American Corp. Term Loan B,
	5.291% - 5.301%, 3/12/13		3,401	2,784,693
	ClientLogic Holding Corp. Term Loan B,
	4.963% - 6.50%, 1/30/14		967	832,423
	Dex Media West Term Loan B2, 7%, 10/22/14		2,250	2,119,219
	Discovery Communications Term Loan B,
	4.801%, 5/15/13		1,487	1,450,300
	Education Media and Publishing Second Lien Term Loan,
	11.956%, 11/14/14		8,752	7,263,943
	Formula One Group Second Lien Term Loan,
	4.856%, 7/05/14		643	542,143
	Formula One Group Term Loan B, 4.856%, 12/31/13		1,000	911,667
	Formula One Group Term Loan B, 4.856%, 1/05/14		857	781,429
	GateHouse Media Operating, Inc. Delay Draw Term Loan,
	4.65% - 4.80%, 9/15/14		592	347,604
	GateHouse Media Operating, Inc. Term Loan B,
	4.65%, 9/15/14		1,000	587,500
	Getty Images, Inc. Term Loan, 7.25%, 6/30/15		750	743,438
	Gray Communications Systems, Inc. First Lien Delay Draw
	Term Loan, 4.29% - 5.25%, 9/18/14		1,800	1,527,820
	HIT Entertainment Ltd. First Lien Term Loan,
	4.79%, 8/31/12		366	316,605
	HIT Entertainment Ltd. Second Lien Term Loan,
	8.29%, 2/24/13		1,000	825,000
	Hanley-Wood LLC Term Loan B, 4.708% - 4.71%, 3/07/14		1,492	1,162,284
	Insight Midwest Holdings LLC Term Loan B,
	4.47%, 4/06/14		3,550	3,408,554
	Knology, Inc. First Lien Term Loan, 5.038%, 5/11/10		495	455,400
	Mediacom Communications Term Loan D,
	4.21% - 4.22%, 1/31/15		1,970	1,796,394
	Mediacom LLC Term Loan C, 4.21% - 4.22%, 1/31/15		1,945	1,772,723
	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
	6.051%, 4/30/11		3,890	2,985,614
	Multicultural Radio Broadcasting Inc. Term Loan,
	5.422%, 12/15/12		349	316,281
	NTL Cable Plc Second Lien Term Loan, 8.267%, 7/17/13	GBP	2,000	3,462,834
	NTL Cable Plc Term Loan, 8.147%, 11/19/37		1,256	2,226,425
	NTL Cable Plc Term Loan B, 4.799%, 1/10/13		$406	382,511
	New Vision Television Term Loan B, 5.69%, 10/21/13		995	890,514

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)		Value
	New Wave Communications Delay Draw Term Loan,
	5.881% - 7.75%, 6/30/13		$237	$223,076
	New Wave Communications Term Loan B,
	5.881%, 6/30/13		933	877,373
	Newsday LLC Term Loan, 9.75%, 7/02/13		1,500	1,493,438
	Nexstar Broadcasting Group Term Loan,
	4.416%, 10/01/12		1,892	1,712,625
	Nexstar Broadcasting Group Term Loan B,
	4.416%, 10/01/12		1,791	1,621,000
	Nielsen Finance LLC Term Loan B, 4.734%, 8/15/13		3,439	3,193,758
	PanAmSat Corp. Term Loan B, 5.288%, 1/03/14		986	929,236
	PanAmSat Corp. Term Loan B2, 5.288%, 1/03/14		986	929,516
	PanAmSat Corp. Term Loan B2C, 5.288%, 1/03/14		986	929,236
	Penton Media Term Loan, 4.713% - 5.049%, 2/15/13		1,111	877,641
	Penton Media Term Loan, 7.799%, 2/15/14		1,000	690,000
	ProSiebenSat 1 Media AG Mezzanine Term Loan,
	7.02%, 6/28/17	EUR	432	180,428
	ProSiebenSat 1 Media AG Second Lien Term Loan,
	6.77% - 8.145%, 12/28/16		1,432	782,019
	ProSiebenSat 1 Media AG Term Loan B, 6.875%, 6/30/15		68	69,251
	ProSiebenSat 1 Media AG Term Loan B, 7.107%, 6/30/16		68	69,251
	San Juan Cable First Lien Term Loan, 9.47%, 10/26/12		$1,687	1,472,249
	Thomson Learning, Inc. Term Loan B 2, 4.98%, 7/05/14		3,750	3,712,500
	United Pan Europe Communications Term Loan M,
	6.437%, 11/19/37	EUR	1,413	1,933,606
	United Pan Europe Communications Term Loan N,
	4.221%, 12/31/14		$2,000	1,872,000
	Yell Group Plc Term Loan B, 6.467%, 4/30/11	EUR	1,500	2,080,929
	Yell Group Plc Term Loan B, 4.463%, 8/09/13		$1,000	869,167
				87,924,546
Metals & Mining - 0.1%	Compass Minerals Group, Inc. Term Loan,
	3.97% - 6.59%, 12/22/12		780	751,224
Multi-Utilities - 0.6%	Coleto Creek Letter of Credit, 5.551%, 7/31/13		127	115,074
	Coleto Creek Term Loan B, 5.551%, 7/31/13		1,807	1,632,758
	MACH Gen LLC Letter of Credit, 4.801%, 2/22/14		70	67,184
	MACH Gen LLC Term Loan, 4.638%, 2/22/14		668	638,736
	NE Energy Letter of Credit, 5.313%, 10/03/13		159	150,081
	NE Energy Term Loan B, 5.31%, 10/31/13		1,290	1,221,671
				3,825,504
Multiline Retail - 0.3%	Neiman Marcus Group, Inc. Term Loan,
	4.422%, 4/06/13		1,940	1,807,853
Oil, Gas & Consumable Fuels -	Abbot Group Plc Bridge Loan, 17.276%, 3/15/18		3,000	2,940,000
1.2%	Big West Oil & Gas Delay Draw Term Loan,
	4.458% - 4.463%, 5/15/14		550	500,500
	Big West Oil & Gas Term Loan B,
	4.463%, 5/15/14		440	400,400

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	CR Gas Storage Bridge Loan, 4.843%, 5/08/11	$29	$26,721
	CR Gas Storage Delay Draw Term Loan, 4.844%, 5/08/13	51	47,039
	CR Gas Storage Term Loan, 4.534%, 5/08/13	455	420,745
	CR Gas Storage Term Loan B, 4.411%, 5/08/13	75	69,442
	Coffeyville Resources LLC Letter of Credit,
	5.641%, 12/21/13	243	225,203
	Coffeyville Resources LLC Term Loan D,
	5.541% - 6.75%, 12/28/13	787	728,969
	Drummond Oil Term Loan B, 4%, 2/15/12	1,425	1,382,250
	Western Refining Co. LP Term Loan B, 7.75%, 5/30/14	919	823,623
			7,564,892
Paper & Forest Products - 1.9%	Boise Cascade Holdings LLC Second Lien Term Loan,
	7.50%, 2/05/15	1,247	1,240,900
	Georgia-Pacific Corp. First Lien Term Loan B,
	4.399% - 4.551%, 2/14/13	2,411	2,273,785
	Georgia-Pacific Corp. Term Loan B,
	4.399% - 4.551%, 11/22/12	3,500	3,301,106
	Georgia-Pacific Corp. Term Loan B2,
	4.446% - 4.551%, 3/08/13	2,481	2,340,114
	NewPage Corp. Tem Loan B, 6.563%, 12/07/14	1,990	1,964,295
	Verso Paper Holdings LLC Term Loan B, 9.033%, 2/01/13	560	527,334
			11,647,534
Personal Products - 0.5%	American Safety Razor Co. Second Lien Term Loan,
	8.72% - 8.89%, 1/25/14	1,500	1,365,000
	Bare Escentuals Beauty, Inc. First Lien Term Loan,
	4.71%, 2/18/12	340	330,889
	Prestige Brands Term Loan B1,
	4.713% - 5.043%, 10/06/10	1,142	1,110,396
			2,806,285
Real Estate Management &	Enclave Term Loan B, 6.14%, 3/01/12	3,000	2,616,759
Development - 1.1%	Georgian Towers Term Loan, 6.14%, 3/01/12	3,000	2,556,966
	Pivotal Promontory Second Lien Term Loan,
	11.50%, 8/11/11 (g)(h)	750	112,500
	Realogy Corp. Term Loan B, 5.459%, 9/22/14	1,485	1,209,038
	Yellowstone Club Term Loan B, 4.838%, 10/15/10	409	339,747
			6,835,010
Road & Rail - 0.2%	Rail America, Inc. Term Loan, 6.79%, 6/23/09	91	90,744
	Rail America, Inc. Term Loan B, 6.79%, 6/23/09	1,409	1,398,234
			1,488,978
Semiconductors &	Marvell Technology Group Term Loan B,
Semiconductor Equipment -	4.963%, 11/08/09	731	695,281
0.1%
Software - 0.2%	Bankruptcy Management Solutions, Inc. First Lien Term
	Loan, 6.47%, 7/06/12	983	913,725

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	CCC Information Services, Inc. Term Loan B,
	5.06%, 2/10/13	$414	$405,248
			1,318,973
Specialty Retail - 1.2%	ADESA, Inc. Term Loan B, 5.06%, 10/30/13	1,737	1,543,184
	Burlington Coat Factory Warehouse Corp. Term Loan B,
	4.90%, 4/15/13	586	465,414
	Claire's Stores Term Loan B, 5.399% - 5.551%, 5/24/14	1,236	847,185
	Eye Care Centers of America, Inc. Term Loan,
	4.97% - 5.96%, 3/01/12	656	623,052
	Orchard Supply Hardware Term Loan B, 4.908%, 12/21/13	1,500	1,260,000
	Petco Animal Supplies, Inc. Term Loan B,
	4.713% - 5.051%, 3/22/13	394	358,737
	Rent-A-Center Term Loan B, 4.47% - 4.57%, 6/30/12	805	756,254
	Sensata Technologies Term Loan B,
	4.543% - 4.663%, 4/27/13	1,930	1,676,211
			7,530,037
Textiles, Apparel & Luxury	Hanesbrands, Inc. First Lien Term Loan,
Goods - 0.4%	4.545% - 4.551%, 10/15/13	1,000	960,556
	Renfro Corp. Term Loan B, 5.92% - 7.25%, 10/05/13	463	381,870
	St. John Knits, Inc. Term Loan B, 5.461%, 8/24/13	660	613,973
	Warnaco, Inc. Term Loan, 4.114% - 5.50%, 1/31/13	295	276,344
			2,232,743
Trading Companies &	Beacon Sales Co. Term Loan B,
Distributors - 0.2%	4.649% - 4.783%, 10/31/13	1,228	1,093,031
Wireless Telecommunication	Cellular South Term Loan B, 3.983% - 5.75%, 5/16/14	1,485	1,414,701
Services - 0.9%	Centennial Cellular Operating Co. Term Loan,
	4.463% - 4.801%, 2/09/11	800	783,000
	Cricket Communications, Inc. Term Loan B,
	6.50%, 6/14/13	700	683,570
	NG Wireless Delay Draw Term Loan, 6.75%, 11/12/37	140	133,356
	NG Wireless First Lien Term Loan,
	5.523% - 5.551%, 11/12/37	610	579,144
	NTELOS Inc. Term Loan B, 5.27%, 8/14/11	1,687	1,644,617
			5,238,388
	Total Floating Rate Loan Interests - 58.9%		364,146,576
	U.S. Government and Agency Obligations
	Fannie Mae, 7.25%, 1/15/10	17,000	18,030,302
	U.S. Treasury Notes, 3.375%, 12/15/08 (f)	17,000	17,102,272
	U.S. Treasury Notes, 3.875%, 5/15/09 (f)(l)	6,000	6,080,154
	U.S. Treasury Notes, 3.375%, 9/15/09 (f)	3,425	3,468,614
	U.S. Treasury Notes, 4.25%, 8/15/15 (f)	1,815	1,894,548
	Total U.S. Government Obligations - 7.5%		46,575,890
	Common Stocks	Shares
Capital Markets - 0.1%	E*Trade Financial Corp. (g)	121,011	365,453
	Total Common Stocks - 0.1%		365,453
	Preferred Stocks
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)	177	152,220
	Total Preferred Stocks - 0.0%		152,220

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Warrants (m)	Shares	Value
Machinery - 0.0%	Synventive Molding Solutions (expires 1/15/13)	1	$0
	Total Warrants - 0.0%		0
		Beneficial
		Interest
	Other Interests (d)	(000)
Health Care Providers &	Critical Care Systems International, Inc. (i)	$8	2,548
Services - 0.0%
Household Durables - 0.0%	Berkline Benchcraft Equity LLC (i)	3	0
	Total Other Interests - 0.0%		2,548
	Total Long-Term Investments
	(Cost - $852,856,761) - 128.1%		792,296,175

		Par
	Short-Term Securities	(000)
U.S. Government Agency	Federal Home Loan Bank, 1.82%, 8/01/08	6,000	6,000,000
Obligation - 1.3%	Fannie Mae, 2.41%, 10/30/08	2,000	1,988,150
	Total Short-Term Securities
	(Cost - $7,988,150) - 1.3%		7,988,150
	Options Purchased	Contracts
Call Options	Marsico Parent Superholdco LLC, expiring December 2009
	at $ 942.86	46	79,350
	Total Options Purchased
	(Cost - $44,978) - 0.0%		79,350
	Total Investments
	(Cost - $860,628,513*) - 129.4%		800,363,675
	Liabilities in Excess of Other Assets - (29.4)%		(181,713,612)
	Net Assets - 100.0%		$618,650,063

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$860,756,043
Gross unrealized appreciation	$5,368,032
Gross unrealized depreciation	(65,760,400)
Net unrealized depreciation	$(60,392,368)

(a)	Represents interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(c)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e)	Variable rate security. Rate shown is as of report date.

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)

(f)	All or a portion of security has been pledged as collateral in connection with reverse repurchase agreements. Reverse repurchase agreements as of July 31,2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse Securities LLC	2.50%	6/05/08	TBD	$3,960,743	$3,945,125
Credit Suisse Securities LLC	3.00	6/25/08	TBD	2,286,802	2,280,000
Credit Suisse Securities LLC	3.00	6/25/08	TBD	2,186,504	2,180,000
Credit Suisse Securities LLC	3.00	6/25/08	TBD	5,150,320	5,135,000
Credit Suisse Securities LLC	3.00	6/25/08	TBD	4,458,261	4,445,000
Credit Suisse Securities LLC	3.23611	6/25/08	TBD	2,809,061	2,800,000
Credit Suisse Securities LLC	3.23611	6/25/08	TBD	1,504,854	1,500,000
Credit Suisse Securities LLC	3.23611	6/25/08	TBD	5,337,216	5,320,000
Credit Suisse Securities LLC	3.23718	6/25/08	TBD	2,172,548	2,165,000
Credit Suisse Securities LLC	2.75	7/02/08	TBD	3,594,064	3,585,870
Lehman Brothers Inc.	2.06	7/08/08	TBD	1,931,074	1,928,438
Lehman Brothers Inc.	2.11	7/08/08	TBD	17,172,711	17,148,750
Lehman Brothers Inc.	2.11	7/08/08	TBD	6,072,376	6,063,900
Lehman Brothers Inc.	2.11	7/08/08	TBD	3,515,532	3,510,625
Lehman Brothers International	0.75	7/02/08	TBD	758,855	759,330
Lehman Brothers International	1.00	7/02/08	TBD	1,017,966	1,018,815
Lehman Brothers International	1.50	7/02/08	TBD	2,501,648	2,498,525
Lehman Brothers International	2.75	7/02/08	TBD	4,391,917	4,381,875
Lehman Brothers International	2.75	7/02/08	TBD	2,261,421	2,256,250
Lehman Brothers International	2.75	7/02/08	TBD	316,504	315,780
Lehman Brothers International	3.50	7/02/08	TBD	3,856,215	3,845,000
Lehman Brothers International	3.50	7/02/08	TBD	4,567,669	4,554,385
Lehman Brothers International	3.50	7/02/08	TBD	5,205,137	5,190,000
Lehman Brothers International	0.75%	7/24/08	TBD	1,250,804	1,250,700
Total				$88,280,202	$88,078,368

(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy or is in default of interest payments.
(i)	Fair value security.
(j)	Convertible security.
(k)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(l)	All or a portion of security held as collateral in connection with open financial futures contracts.
(m)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

BlackRock Limited Duration Income Trust
Schedule of Investments July 31, 2008 (Unaudited)

  For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

  Swaps outstanding as of July 31, 2008 were as follows:

	Notional		Unrealized
	Amount		Appreciation
	(000)		(Depreciation)
Sold credit default protection LCDX Index receive 5.25%
Broker, UBS Warburg
Expires, June 2013	EUR	3,000	$(86,982)
Bought credit default protection on LCDX.NA Index and pay 3.25%
Broker, UBS Warburg
Expires, June 2013		$3,500	35,080
Total			$(51,902)
  Financial futures contracts purchased as of July 31, 2008 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
67	5-Year U.S.
	Treasury Bond	September 2008	$ 7,402,077	$57,431

  Forward foreign currency contracts as of July 31, 2008 were as follows:

Currency		Currency	Settlement	Unrealized
Purchased		Sold	Date	Appreciation
$30,303,553	EUR	19,362,550	10/23/08	$238,030
$15,951,178	GBP	8,042,900	10/23/08	110,329
Total				$348,359

  Currency Abbreviations:
EUR	Euro
GBP	British Pound

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Limited Duration Income Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: September 19, 2008